PREPAIDS AND OTHER	12 Months Ended
Dec. 31, 2011
PREPAIDS AND OTHER
PREPAIDS AND OTHER

9.                                      PREPAIDS AND OTHER

The components of prepaids and other at December 31 were as follows:

	2011	2010

Supplier prepayment	$16,486	$15,615
Insurance and licenses	2,024	2,585
Other	2,164	6,342
	$20,674	$24,542